Financial Risk Management and Financial Instruments - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	€ 91,975	€ 36,619	€ 17,700
Trade payables	21,897	27,765
Total financial liabilities	113,872	64,384
Lease liabilities	113,811	43,031
Trade payables	21,897	27,765
Total financial liabilities	135,708	70,796
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	6,974	6,020
Trade payables	21,897	27,765
Total financial liabilities	28,871	33,785
Within 1 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	38,321	19,405
Trade payables	0	0
Total financial liabilities	38,321	19,405
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	68,516	17,606
Trade payables	0	0
Total financial liabilities	€ 68,516	€ 17,606

[1]	Beginning balance, December 31, 2019, includes the impact from implementing IFRS 16.